Inventories (Tables)	24 Months Ended
Oct. 31, 2012
Components of Inventories	As of October 31, the components of Inventories are as follows:

(in millions)	2012	2011
Finished products	$833	$873
Work in process	136	174
Raw materials	568	667

Total inventories	$1,537	$1,714